Stock-Based Compensation (Details) - Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Options outstanding, Beginning	141,000	66,000
Shares, Granted		950,000
Shares, Exercised		(75,000)
Shares, Cancelled		(800,000)
Shares, Options outstanding, Ending	141,000	141,000
Shares, Options exercisable	139,000	64,000
Weighted Average Exercise Price, Options outstanding, Beginning	$ 3.81	$ 6.88
Weighted Average Exercise Price, Granted		2.78
Weighted Average Exercise Price, Exercised		1.10
Weighted Average Exercise Price, Cancelled		3.10
Weighted Average Exercise Price, Options outstanding, Ending	3.81	3.81
Weighted Average Exercise Price, Options exercisable	$ 3.83	$ 7.03